17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets
Balance Sheets

December 31, 2013 and 2012
(Dollars in thousands)

Assets	2013	2012

Cash	$12,879	324
Interest-bearing time deposit	-	800
Investment in subsidiaries	102,113	115,386
Investment securities available for sale	1,721	1,596
Other assets	273	260

Total assets	$116,986	118,366

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	12,648	-
Shareholders' equity	83,719	97,747

Total liabilities and shareholders' equity	$116,986	118,366

Statements of Earnings
Statements of Earnings

For the Years Ended December 31, 2013, 2012 and 2011
(Dollars in thousands)

Revenues:	2013	2012	2011

Interest and dividend income	$13,576	113	226
Impairment of securities	-	-	(144)

Total revenues	13,576	113	82

Expenses:

Interest	398	438	407
Other operating expenses	159	476	190

Total expenses	557	914	597

Income/(Loss) before income tax benefit and equity in
undistributed earnings of subsidiaries	13,019	(801)	(515)

Income tax benefit	84	166	56

Income/(Loss) before equity in undistributed
earnings of subsidiaries	13,103	(635)	(459)

Equity in undistributed earnings of subsidiaries	(6,412)	6,428	5,618

Net earnings	$6,691	5,793	5,159

Statements of Cash Flows
Statements of Cash Flows

For the Years Ended December 31, 2013, 2012 and 2011
(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:

Net earnings	$6,691	5,793	5,159
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	6,412	(6,428)	(5,618)
Impairment of investment securities	-	-	144
Change in:
Other assets	(73)	-	112
Accrued income	-	11	(11)
Accrued expense	27	41	(216)
Other liabilities	12,632	-	-

Net cash provided (used by) operating activities	25,689	(583)	(430)

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	1	-	-
Net change in interest-bearing time deposit	800	14,200	2,000

Net cash provided by investing activities	801	14,200	2,000

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(734)	(1,023)	(1,253)
Cash dividends paid on common stock	(677)	(1,003)	(443)
Preferred stock and warrant repurchase	(12,524)	(12,122)	-
Restricted stock payout	-	-	17
Proceeds from exercise of stock options	-	539	-

Net cash used by financing activities	(13,935)	(13,609)	(1,679)

Net change in cash	12,555	8	(109)

Cash at beginning of year	324	316	425

Cash at end of year	$12,879	324	316

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$77	(46)	(3)